Employee Benefit Plans	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans
Defined Benefit Pension and Post-Retirement Plans
The Company has defined benefit pension plans that cover certain union and nonunion associates in the U.S. Benefits under these plans are based either on years of credited service and compensation during the years preceding retirement or on years of credited service and established monthly benefit levels. The Company also has a post-retirement plan that provides life insurance coverage to eligible retired associates (collectively, with the defined benefit plans, the U.S. Plans). The Company froze benefit accruals for the U.S. Plans for nonunion associates effective April 1, 2005, and these associates no longer earn additional pension benefits. The Company also has a defined benefit plan that covers certain associates in Australia and is referenced as the ‘Superannuation Plan’ and two defined benefit plans that cover certain associates in Austria resulting from the Agro acquisition which are referenced as the ‘Austria Plans’. The Company uses a December 31 measurement date for each plan.
On February 28, 2023, the Company’s Board of Directors approved a plan to effect the termination of the Americold Retirement Income Plan (the “ARIP”). Additionally, on February 28, 2023, the Company amended the ARIP agreements in order to provide for a limited lump-sum window for eligible participants. On November 17, 2023, the Company and Principal Life Insurance Company (the “Insurer” or “Principal”) executed a Standard Single Premium Guaranteed Annuity Contract Purchase Agreement (the “Purchase Agreement”) by which the Insurer provides a nonparticipating single premium group annuity contract to the Company for a cash premium, to relieving the Plan Sponsor from any future payments to annuitants or beneficiaries under the ARIP. The transaction was completed and settled on November 27, 2023. The corresponding relief of the related net liability and recognition of deferred loss in "Accumulated other comprehensive loss” (“AOCI) on the Consolidated Balance Sheets, coupled with the cash annuity payment of $1.3 million, resulted in the recognition of a settlement loss of $2.5 million recognized in “Acquisition, cyber incident, and other, net” on the Consolidated Statements of Operations during the year ended December 31, 2023.
On May 20, 2025, the Company's Board of Directors approved a plan to effect the termination of the National Service-Related Pension Plan ("NSRPP") and the Company expects this termination to be finalized in 2026.
Actuarial information regarding these plans is as follows:

	2025
	National Service-Related Pension Plan (NSRPP)	Other Post-Retirement Benefits (OPRB)	Superannuation	Austria Plans	Total
Change in benefit obligation:
Benefit obligation – January 1, 2025	$(23,352)	$(474)	$(1,614)	$(2,090)	(27,530)
Service cost	—	—	(65)	(88)	(153)
Interest cost	(1,236)	(20)	(90)	(64)	(1,410)
Actuarial (loss) gain	(144)	7	(97)	(20)	(254)
Benefits paid	1,376	—	582	130	2,088
Plan participants’ contributions	—	—	(16)	—	(16)
Foreign currency translation gain	—	—	(136)	(286)	(422)
Benefit obligation – end of year	$(23,356)	$(487)	$(1,436)	$(2,418)	$(27,697)

Change in plan assets:
Fair value of plan assets – January 1, 2025	$24,399	$—	$1,663	$1,107	$27,169
Actual return on plan assets	1,666	—	29	5	1,700
Employer contributions	—	—	24	123	147
Benefits paid	(1,376)	—	(562)	(94)	(2,032)
Plan participants’ contributions	—	—	16	—	16
Foreign currency translation loss	—	—	112	149	261
Fair value of plan assets – end of year	24,689	—	1,282	1,290	27,261
Funded status	$1,333	$(487)	$(154)	$(1,128)	$(436)

Amounts recognized on the consolidated balance sheet as of December 31, 2025:
Pension and post-retirement asset (liability)	$1,333	$(487)	$(154)	$(1,128)	$(436)
Accumulated other comprehensive (income) loss	(1,205)	(73)	273	23	(982)
Amounts in accumulated other comprehensive (income) loss consist of:
Net (gain) loss	$(1,205)	$(73)	$273	$23	$(982)

Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net (gain) loss	$(362)	$(7)	$200	$(4)	$(173)
Amortization of net gain	187	7	—	4	198
Amount recognized due to special event	—	—	(37)	—	(37)
Foreign currency translation loss	—	—	4	—	4
Effect of tax	45	—	(49)	—	(4)
Total recognized in other comprehensive (income) loss	$(130)	$—	$118	$—	$(12)

Information for plans with accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	N/A	$487	$1,436	$2,418	$4,341
Accumulated benefit obligation	N/A	$487	$1,349	$2,155	$3,991
Fair value of plan assets	N/A	$—	$1,282	$1,290	$2,572

	2024
	National Service-Related Pension Plan (NSRPP)	Other Post-Retirement Benefits (OPRB)	Superannuation	Austria Plans	Total
Change in benefit obligation:
Benefit obligation – January 1, 2024	$(27,138)	$(503)	$(1,559)	$(2,509)	$(31,709)
Service cost	—	—	(44)	(74)	(118)
Interest cost	(1,262)	(20)	(74)	(70)	(1,426)
Actuarial gain (loss)	1,610	16	(109)	274	1,791
Benefits paid	1,344	—	45	131	1,520
Plan participants’ contributions	—	—	(16)	—	(16)
Foreign currency translation loss	—	—	143	158	301
Effect of settlement	2,094	33	—	—	2,127
Benefit obligation – end of year	$(23,352)	$(474)	$(1,614)	$(2,090)	$(27,530)

Change in plan assets:
Fair value of plan assets – January 1, 2024	$27,365	$—	$1,633	$1,314	$30,312
Actual return on plan assets	472	—	539	39	1,050
Employer contributions	—	33	—	134	167
Benefits paid	(1,344)	—	(116)	(41)	(1,501)
Effect of settlement	(2,094)	(33)	—	—	(2,127)
Plan participants’ contributions	—	—	43	—	43
Foreign currency translation loss	—	—	(436)	(66)	(502)
Others	—	—	—	(273)	(273)
Fair value of plan assets – end of year	24,399	—	1,663	1,107	27,169
Funded status	$1,047	$(474)	$49	$(983)	$(361)

Amounts recognized on the consolidated balance sheet as of December 31, 2024:
Pension and post-retirement asset (liability)	$1,047	$(474)	$49	$(983)	$(361)
Accumulated other comprehensive (income) loss	(1,030)	(74)	96	(307)	$(1,315)
Amounts in accumulated other comprehensive (income) loss consist of:
Net (gain) loss	$(1,030)	$(74)	$96	$(307)	$(1,315)

Other changes in plan assets and benefit obligations recognized in other comprehensive loss (income):
Net (gain) loss	$(700)	$(16)	$13	$99	$(604)
Amortization of net loss (gain)	60	5	—	(21)	44
Amount recognized due to special event	44	5	—	—	49
Foreign currency translation gain	—	—	(4)	—	(4)
Total recognized in other comprehensive (income) loss	$(596)	$(6)	$9	$78	$(515)

Information for plans with accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	N/A	$474	$1,614	$2,090	$4,178
Accumulated benefit obligation	N/A	$474	$1,482	$1,833	$3,789
Fair value of plan assets	N/A	$—	$1,663	$1,107	$2,770
The components of net period benefit cost for the years ended December 31, 2025, 2024 and 2023 are as follows:

	December 31, 2025
	Americold Retirement Income Plan (ARIP)	National Service-Related Pension Plan (NSRPP)	Other Post-Retirement Benefits (OPRB)	Superannuation	Austria Plans	Total
Components of net periodic benefit cost:	(In thousands)
Service cost	$—	$—	$—	$65	$88	$153
Interest cost	—	1,236	20	90	64	1,410
Expected return on plan assets	—	(1,158)	—	(131)	—	(1,289)
Amortization of net gain	—	(187)	(7)	—	(4)	(198)
Effect of settlement	—	—	—	37	—	37
Net pension benefit (income) cost	$—	$(109)	$13	$61	$148	$113

	December 31, 2024
	Americold Retirement Income Plan (ARIP)	National Service-Related Pension Plan (NSRPP)	Other Post-Retirement Benefits (OPRB)	Superannuation	Austria Plans	Total
Components of net periodic benefit cost:	(In thousands)
Service cost	$—	$—	$—	$44	$74	118
Interest cost	—	1,262	20	74	70	1,426
Expected return on plan assets	—	(1,214)	—	(117)	—	(1,331)
Amortization of net (gain) loss	—	(60)	(5)	—	21	(44)
Effect of settlement	—	(44)	(5)	—	—	(49)
Net pension benefit (income) cost	$—	$(56)	$10	$1	$165	$120

	December 31, 2023
	Americold Retirement Income Plan (ARIP)	National Service-Related Pension Plan (NSRPP)	Other Post-Retirement Benefits (OPRB)	Superannuation	Austria Plans	Total
Components of net periodic benefit cost:	(In thousands)
Service cost	$—	$—	$—	$48	$102	150
Interest cost	1,603	1,322	21	64	84	3,094
Expected return on plan assets	(1,120)	(1,285)	—	(69)	—	(2,474)
Amortization of net loss (gain)	646	(77)	(2)	—	14	581
Effect of settlement	2,152	—	—	—	—	2,152
Net pension benefit cost (income)	$3,281	$(40)	$19	$43	$200	$3,503
The service cost component of defined benefit pension cost and postretirement benefit cost are presented in “Selling, general, and administrative”, the effect of settlement of the ARIP in 2023 is reflected in “Acquisition, cyber incident, and other, net”, and all other components of net period benefit cost are presented in “Other, net” on the Consolidated Statements of Operations.
The Company recognizes all changes in the fair value of plan assets and net actuarial gains or losses at December 31 each year. Prior service costs and gains/losses are amortized based on a straight-line method over the average future service of members that are expected to receive benefits.
All actuarial gains/losses are exposed to amortization over an average future service period of 3.3 years for Other Post-Retirement Benefits, 5.0 years for Superannuation, and 4.0 years for Austria Plans as of December 31, 2025.
The weighted average assumptions used to determine benefit obligations and net period benefit costs for the years ended December 31, 2025, 2024 and 2023 are as follows:

	December 31, 2025
	ARIP	NSRPP	OPRB	Superannuation	Austria Plans
Weighted-average assumptions used to determine obligations (balance sheet):
Discount rate	N/A	5.35%	4.40%	5.40%	3.81%
Rate of compensation increase	N/A	N/A	N/A	3.50%	3.00%
Weighted-average assumptions used to determine net periodic benefit cost (statement of operations):
Discount rate	N/A	5.48%	4.95%	5.30%	3.12%
Expected return on plan assets	N/A	5.50%	N/A	7.50%	N/A
Rate of compensation increase	N/A	N/A	N/A	3.00%	N/A

	December 31, 2024
	ARIP	NSRPP	OPRB	Superannuation	Austria Plans
Weighted-average assumptions used to determine obligations (balance sheet):
Discount rate	N/A	5.48%	4.95%	5.30%	3.12%
Rate of compensation increase	N/A	N/A	N/A	3.00%	3.00%
Weighted-average assumptions used to determine net periodic benefit cost (statement of operations):
Discount rate	N/A	4.82%	4.57%	5.25%	3.41%
Expected return on plan assets	N/A	5.50%	N/A	7.50%	N/A
Rate of compensation increase	N/A	N/A	N/A	3.00%	N/A

	December 31, 2023
	ARIP	NSRPP	OPRB	Superannuation	Austria Plans
Weighted-average assumptions used to determine obligations (balance sheet):
Discount rate	N/A	4.90%	4.57%	5.25%	3.41%
Rate of compensation increase	N/A	N/A	N/A	3.00%	3.00%
Weighted-average assumptions used to determine net periodic benefit cost (statement of operations):
Discount rate	N/A	5.11%	4.81%	5.40%	3.78%
Expected return on plan assets	N/A	5.50%	N/A	5.00%	N/A
Rate of compensation increase	N/A	N/A	N/A	2.50%	N/A
The estimated net gain for the defined benefit plans in the U.S. that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2026 is less than $0.1 million. There are no estimated prior service costs associated with these plans to be amortized from accumulated other comprehensive income during 2026.
The estimated net loss for the Superannuation Plan or Austria Plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2026 are less than $0.1 million. The estimated prior service costs associated with these plans to be amortized from accumulated other comprehensive income during 2026 is nominal.
Plan Assets
The Company’s overall investment strategy is to achieve a mix of investments for long-term growth and near-term benefit payments. The Company invests in both U.S. and non-U.S. equity securities, fixed-income securities, and real estate. The Austria Plans’ assets are held in an insurance annuity contract, which is determined based on the cash surrender value of the insurance contract, with an independent insurance company. The contract is classified within level 3 of the valuation hierarchy. As of December 31, 2025, approximately 94% of total plan assets are allocated to fixed-income securities. To develop the assumption for the long-term rate of return on assets, the Company considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of the U.S. Plans’ and Superannuation Plan’s assets, adjusted for expected contributions, distributions, administrative expenses and the effect of periodic rebalancing, consistent with the Company’s investment strategies. For 2026, the Company expects to receive a long-term rate of return of 7.3% for the Superannuation Plan. All plans are invested to maximize the return on assets while minimizing risk by diversifying across a broad range of asset classes.
The fair values of the Company’s pension plan assets by category, are as follows:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets	(In thousands)
U.S. equities:
Large cap	$—	$—	$—	$—
Fixed-income securities:
Money markets	—	455	—	455
U.S. bonds(1)	24,234	—	—	24,234
Common/collective trusts	—	1,282	—	1,282
Other	—	—	1,290	1,290
Total assets	$24,234	$1,737	$1,290	$27,261

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets	(In thousands)
U.S. equities:
Large cap	$—	$1,800	$—	$1,800
Fixed-income securities:
Money markets	—	124	—	124
U.S. bonds(1)	22,052	—	—	22,052
Real estate(2)	—	423	—	423
Common/collective trusts	—	1,663	—	1,663
Other	—	—	1,107	1,107
Total assets	$22,052	$4,010	$1,107	$27,169
(1)Includes publicly traded funds which primarily hold debt and fixed-income securities.
(2)Includes funds in a separate account held by a regulated investment company that invest primarily in commercial real estate and includes mortgage loans which are backed by the associated properties. The Company can call the investment in these assets with no restrictions.
The U.S. Plans’ assets are in commingled funds that are valued using net asset values. The net asset values are based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. The pension assets are classified as Level 1 when the net asset values are based on a quoted price in an active market. The pension assets are classified as Level 2 when the net asset value is based on a quoted price on a private market that is not active and the underlying investments are traded on an active market. The pension assets are classified as Level 3 when fair value is determined using unobservable inputs. These unobservable inputs reflect the company’s own assumptions based on the best available information.
The Company expects to contribute an immaterial amount to certain plans during 2026 based on the expected funded status of the plans.
Estimated Future Benefit Payments
The following benefit payments, which reflect expected future services, as appropriate, are expected to be paid for all plans as of December 31, 2025:

Years Ending December 31:	(In thousands)
2026	$2,478
2027	2,087
2028	1,956
2029	2,069
2030	2,344
Thereafter	12,962
Total	$23,896
Multi-Employer Plans
The Company contributes to a number of multi-employer benefit plans under the terms of collective bargaining agreements that cover union-represented associates. These plans generally provide for retirement, death, and/or termination benefits for eligible associates within the applicable collective bargaining units, based on specific eligibility/participation requirements, vesting periods, and benefit formulas. The risks of participating in these multi-employer plans are different from single-employer plans in the following aspects:
•Assets contributed to the multi-employer plan by one employer may be used to provide benefits to associates of other current or former participating employers.
•    If a participating employer stops contributing to the multi-employer plan without paying its unfunded liability, the unfunded obligations of the plan may be borne by the remaining participating employers.
•    If the Company chooses to cease participation in a multi-employer plan, such full withdrawal is subject to the payment of any unfunded liability applicable to the Company, referred to as a withdrawal liability. Additionally, such withdrawal is subject to collective bargaining.
The table below outlines the Company’s participation in multi-employer pension plans for the periods ended December 31, 2025, 2024 and 2023, and sets forth the contributions into each plan. The Company currently participates in certain of these plans in its Warehouse segment, including certain plans previously maintained on behalf of a customer at a Third-Party Managed site. Under the terms of the operating agreements, the contributions made to these funds were reimbursed to the Company by the customer as a pass-through cost within Warehouse services revenues. The approximate proportion of contributions to these plans on behalf of the customer is denoted below the table. The “EIN” column provides the Employer Identification Number (“EIN”). The most recent Pension Protection Act Zone Status available in 2025 relates to the plans’ most recent fiscal year-end. The zone status is based on information that we received from the plans’ administrators and is certified by each plan’s actuary. Among other factors, plans certified in the red zone are generally less than 65% funded, plans certified in the orange zone are (i) less than 80% funded and (ii) have an accumulated funding deficiency or are expected to have a deficiency in any of the next six plan years, plans certified in the yellow zone are less than 80% funded, and plans certified in the green zone are at least 80% funded. As of December 31, 2025, for the plans included in the table below with a Zone Status of Yellow, the fund has implemented a financial improvement plan (“FIP”), and for the plans with a Zone Status of Red, the fund has implemented a rehabilitation plan (“RP”).
The Company’s collective-bargained contributions satisfy the requirements of all implemented FIPs and RPs and do not currently require the payment of any surcharges. In addition, minimum contributions outside the agreed-upon contractual rate are not required. For the plans detailed in the following table, the expiration dates of the associated collective bargaining agreements range from 2025 through 2029. For all the plans detailed in the following table, the Company has not contributed more than 5% of the total plan contribution for 2025, 2024 and 2023.
The Company contributes to multi-employer plans that cover approximately 34% of union associates as of December 31, 2025. Projected minimum contributions required for the upcoming fiscal year are approximately $3.6 million. The table below presents the amounts charged to expense within the Consolidated Statements of Operations for the Company’s contributions to the multi-employer plans for the years ended December 31, 2025, 2024 and 2023.

Pension Fund	EIN	Zone Status	Americold Contributions
			2025	2024	2023
			(In thousands)
Central Pension Fund of the International Union of Operating Engineers and Participating Employers(1)	36-6052390	Green	$78	$64	$7
Central States SE & SW Areas Health and Welfare Pension Plans(2)	36-6044243	Red	—	—	3
New England Teamsters & Trucking Industry Pension Plan(3)	04-6372430	Red	—	—	592
Alternative New England Teamsters & Trucking Industry Pension Plan	04-6372430	Red	183	230	288
I.U.O.E Stationary Engineers Local 39 Pension Fund(2)	94-6118939	Green	101	114	138
Western Conference of Teamsters Pension Fund(2)(3)	91-6145047	Green	2,882	2,813	2,866
Minneapolis Food Distributing Industry Pension Plan(2)	41-6047047	Green	128	154	175
WWEC Local 863 Pension Fund	26-3541447	Yellow	40	38	3,127
Total Contributions			$3,412	$3,413	$7,196
(1)The status information is for the plan’s year end at January 31, 2025 and 2024.
(2)The status information is for the plans’ year end at December 31, 2025 and 2024.
(3)The status information is for the plan’s year end at September 30, 2025 and 2024. The Company withdrew from the multi-employer plan on October 31, 2017. The related liability of $6.2 million as of December 31, 2025 is reflected in “Other liabilities” on the accompanying Consolidated Balance Sheets and will be repaid over the next 22 years.
Government-Sponsored Plans
The Company contributes to certain government-sponsored plans in Australia and Argentina. The amounts charged to expense recognized in Selling, general, and administrative expenses on the Consolidated Statements of Operations for the years ended December 31, 2025, 2024 and 2023 were $10.0 million, $9.1 million and $8.3 million, respectively.
Defined Contribution Plans
The Company has defined contribution employee benefit plans, which cover all eligible associates. The plans also allow contributions by plan participants in accordance with Section 401(k) of the IRC. The Company matches a percentage of each employee’s contributions consistent with the provisions of the plans. The aggregate cost of our contributions to the 401(k) plans charged to expense in Selling, general, and administrative expenses on the Consolidated Statements of Operations for each of the years ended December 31, 2025, 2024 and 2023 was $12.2 million, $11.8 million and $11.9 million, respectively.
Deferred Compensation
The Company has deferred compensation and supplemental retirement plan agreements with certain of its executives. The agreements provide for certain benefits at retirement or disability and also provide for survivor benefits in the event of death of the employee. The Company contribution amounts charged to expense relative to this plan were nominal for the years ended December 31, 2025, 2024 and 2023.